Foundry Partners Fundamental Small Cap Value Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
COMMON STOCKS — 99.59% Shares Fair Value
Communications — 2.03%
Meredith Corp.
(a)
70,637 $ 3,082,599
TEGNA, Inc. 139,550 2,472,826
5,555,425
Consumer Discretionary — 13.40%
American Axle & Manufacturing Holdings, Inc.
(a)
159,098 1,541,660
Beacon Roofing Supply, Inc.
(a)
71,128 3,803,925
Caleres , Inc. 103,456 2,559,501
Camping World Holdings, Inc., Class A 82,939 3,264,479
Dana, Inc. 108,852 2,629,864
Group 1 Automotive, Inc. 21,470 3,730,198
International Game Technology PLC
(a)
112,771 2,114,456
KB Home 60,953 2,586,845
La-Z-Boy, Inc. 80,952 2,718,368
M/I Homes, Inc.
(a)
48,246 3,121,999
Sally Beauty Holdings, Inc.
(a)
129,929 2,458,257
Vista Outdoor, Inc.
(a)
36,770 1,485,140
Winnebago Industries, Inc. 32,248 2,317,664
Wolverine World Wide, Inc. 72,338 2,426,217
36,758,573
Consumer Staples — 2.90%
Big Lots, Inc. 18,835 1,085,084
Nu Skin Enterprises, Inc., Class A 30,021 1,611,828
Pilgrim's Pride Corp.
(a)
120,179 2,661,965
SpartanNash Co. 64,113 1,246,998
Spectrum Brands Holdings, Inc. 15,364 1,342,045
7,947,920
Energy — 5.63%
Canadian Solar, Inc.
(a)
21,173 852,213
CNX Resources Corp.
(a)
187,000 2,262,700
Enerplus Corp. 402,064 2,504,858
EnerSys 25,998 2,564,963
EQT Corp. 135,963 2,500,360
Murphy Oil Corp. 64,439 1,398,971
Oil States International, Inc.
(a)
376,886 2,133,175
Whiting Petroleum Corp.
(a)
26,037 1,221,135
15,438,375
Financials — 22.01%
Affiliated Managers Group, Inc. 21,721 3,441,475
AllianceBernstein Holding LP 57,880 2,793,868
Associated Banc-Corp. 204,687 4,052,803
Axos Financial, Inc.
(a)
60,016 2,871,766
CNO Financial Group, Inc. 225,875 5,158,985
F.N.B. Corp. 305,267 3,498,360
Fulton Financial Corp. 196,828 3,015,405
Hancock Whitney Corp. 110,419 4,826,414
Lazard Ltd., Class A 81,974 3,869,172

Foundry Partners Fundamental Small Cap Value Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
MGIC Investment Corp. 314,560 4,353,510
New Residential Investment Corp. 384,842 3,756,058
Old National Bancorp 147,221 2,368,786
Radian Group, Inc. 53,499 1,208,007
Umpqua Holdings Corp. 178,297 3,364,464
Unum Group 152,435 4,176,719
Washington Federal, Inc. 72,874 2,351,644
WesBanco , Inc. 66,914 2,159,984
Wintrust Financial Corp. 43,142 3,080,339
60,347,759
Health Care — 3.97%
Collegium Pharmaceutical, Inc.
(a)
52,504 1,306,825
MEDNAX, Inc.
(a)
88,911 2,589,088
Pacira Pharmaceuticals, Inc.
(a)
19,285 1,136,851
Prestige Consumer Healthcare, Inc.
(a)
38,219 2,008,408
Select Medical Holdings Corp. 70,757 2,791,364
Supernus Pharmaceuticals, Inc.
(a)
40,094 1,055,675
10,888,211
Industrials — 20.13%
Advanced Energy Industries, Inc. 22,689 2,353,984
Allison Transmission Holdings, Inc. 65,080 2,597,343
AMN Healthcare Services, Inc.
(a)
35,993 3,619,456
ArcBest Corp. 22,329 1,319,867
Crane Co. 37,423 3,638,639
Curtiss-Wright Corp. 22,440 2,654,652
DHT Holdings, Inc. 296,542 1,719,944
EMCOR Group, Inc. 47,401 5,773,917
GrafTech International Ltd. 241,298 2,743,558
H&R Block, Inc. 60,984 1,497,157
Hillenbrand, Inc. 62,626 2,836,958
KBR, Inc. 134,851 5,218,734
Kennametal, Inc. 69,874 2,532,933
MasTec , Inc.
(a)
17,779 1,799,768
nVent Electric PLC 105,434 3,332,768
Oshkosh Corp. 16,340 1,953,447
Primoris Services Corp. 87,778 2,624,562
Regal-Beloit Corp. 20,018 2,947,250
Timken Co. (The) 28,264 2,246,988
Werner Enterprises, Inc. 38,957 1,780,724
55,192,649
Materials — 10.29%
Alamos Gold, Inc., Class A 349,367 2,836,860
Boise Cascade Co. 19,109 977,425
Cabot Corp. 47,850 2,634,621
Commercial Metals Co. 79,208 2,598,022
Eagle Materials, Inc. 22,720 3,210,790
Kraton Corp.
(a)
39,218 1,497,735
Minerals Technologies, Inc. 35,485 2,846,607
New Gold, Inc.
(a)
406,987 667,459
UFP Industries, Inc. 47,806 3,550,074

Foundry Partners Fundamental Small Cap Value Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
Univar Solutions, Inc.
(a)
157,530 3,865,786
Worthington Industries, Inc. 43,206 2,763,888
Yamana Gold, Inc. 174,059 781,525
28,230,792
Real Estate — 7.03%
Apple Hospitality REIT, Inc. 138,856 2,075,897
Brandywine Realty Trust 52,495 732,830
CareTrust REIT, Inc. 92,018 2,219,474
DiamondRock Hospitality Co. 136,366 1,174,111
Industrial Logistics Properties Trust 53,341 1,445,541
Kite Realty Group Trust 98,924 1,994,308
Lexington Realty Trust 305,289 4,014,551
MGM Growth Properties LLC, Class A 76,767 2,901,793
Piedmont Office Realty Trust, Inc., Class A 38,988 741,552
Retail Opportunity Investments Corp. 112,257 1,983,581
19,283,638
Technology — 10.75%
Avnet, Inc. 83,653 3,456,542
CSG Systems International, Inc. 52,998 2,403,989
Kulicke & Soffa Industries, Inc. 51,462 2,797,474
NextGen Healthcare, Inc.
(a)
75,021 1,216,841
Progress Software Corp. 55,750 2,541,642
Sanmina Corp.
(a)
62,845 2,414,505
Science Applications International Corp. 21,632 1,888,474
Tower Semiconductor Ltd.
(a)
106,091 2,954,634
Ultra Clean Holdings, Inc.
(a)
61,898 3,343,111
Vishay Intertechnology , Inc. 200,623 4,439,787
Xperi Holding Corp. 96,906 2,012,738
29,469,737
Utilities — 1.45%
National Fuel Gas Co. 77,211 3,970,962
Total Common Stocks (Cost $218,238,572) 273,084,041
MONEY MARKET FUNDS - 0.11%
Federated Hermes Government Obligations Fund, Institutional Class, 0.01%
(b)
313,998 313,998
Total Money Market Funds (Cost $313,998) 313,998
Total Investments — 99.70% (Cost $218,552,570) 273,398,039
Other Assets in Excess of Liabilities — 0.30% 824,961
NET ASSETS — 100.00% $ 274,223,000
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2021.
REIT - Real Estate Investment Trust